Shareholders’ Equity - Schedule of Warrants Activity (Details) - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Schedule Of Warrants Activity Abstract
Warrants Outstanding, Beginning Balance	16,500,000
Ordinary Shares Issuable, Beginning Balance	16,500,000
Weighted Average Exercise Price, Beginning Balance (in Dollars per share)	$ 11.5
Warrants Outstanding, Granted		16,500,000
Ordinary Shares Issuable, Granted		16,500,000
Weighted Average Exercise Price, Granted (in Dollars per share)		$ 11.5
Average Remaining Contractual Life, Granted		5 years
Warrants Outstanding, Forfeited
Weighted Average Exercise Price, Forfeited (in Dollars per share)
Warrants Outstanding, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share)
Warrants Outstanding, Ending Balance	16,500,000	16,500,000
Ordinary Shares Issuable, Ending Balance	16,500,000	16,500,000
Weighted Average Exercise Price, Ending Balance (in Dollars per share)	$ 11.5	$ 11.5
Average Remaining Contractual Life, Ending Balance	4 years 4 months 13 days	4 years 10 months 13 days